Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($) Well Property	Dec. 31, 2016 ARS ($) Property	Dec. 31, 2015 ARS ($) Property Subsidiaries	Dec. 31, 2014 ARS ($)
Disclosure of detailed information about property, plant and equipment [line items]
Exploratory wells in progress | Well	35
Drilled wells | Well	37
Charged to exploratory expense | Well	24
Transferred to proved properties | Property	15
Property, plant and equipment provisions	$ 7	$ 2	$ 6
Reduction for deconsolidation of subsidiaries | Subsidiaries			500
Property, plant and equipment	$ 354,443	$ 308,014	$ 270,905
El Orejano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Decreases and reclassifications			(2,671)
Magallanes area [member]
Disclosure of detailed information about property, plant and equipment [line items]
Decreases and reclassifications			(226)
Puesto Cortadera [member]
Disclosure of detailed information about property, plant and equipment [line items]
Decreases and reclassifications			$ (8)
Mineral Property, Wells and Related Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property | Property	10,003	9,147	8,435
Hydrocarbon Wells Abandonmnet Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease Property, plant and equipment	$ (4,913)	$ 2,243	$ (1,281)
Hydrocarbon Wells Abandonmnet Cost [member] | Magallanes area [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease Property, plant and equipment		(8)	(226)
Hydrocarbon Wells Abandonmnet Cost [member] | Puesto Cortadera [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease Property, plant and equipment			(8)
YPF EE [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,722
Accumulated Depreciation and Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	679,425	522,732	394,076	$ 235,156
Accumulated Depreciation and Amortization [Member] | Mineral Property, Wells and Related Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	566,334	$ 432,002	$ 324,922	$ 192,170
Accumulated Depreciation and Amortization [Member] | YPF EE [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,790